Schedule of Key Revenues Streams (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total	¥ 3,473,139	¥ 3,301,418	¥ 2,679,059
Insurance Transaction Services Income [Member]
Segment Reporting Information [Line Items]
Total	3,447,354	3,275,182	2,617,185
SaaS and Technical Service Income [Member]
Segment Reporting Information [Line Items]
Total	20,773	25,051	61,863
Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Total	¥ 5,012	¥ 1,185	¥ 11